STABLE VALUE SEPARATE ACCOUNT	12 Months Ended
Dec. 31, 2025
North America 401(k) Savings Plan
STABLE VALUE SEPARATE ACCOUNT
STABLE VALUE SEPARATE ACCOUNT

4.          STABLE VALUE SEPARATE ACCOUNTS

The Plan provided a stable value separate account option to participants, referred to as the “MassMutual Stable Value Separate Account”, consisting of an investment in an underlying guaranteed investment contract. This investment option is designed to provide a guaranteed rate of return with crediting interest rates that reset on a quarterly basis. The crediting interest rates were 0.51% and 3.70% at December 31, 2025 and 2024, respectively. The Plan has entered into a group annuity contract with Massachusetts Mutual Life Insurance Company (“MassMutual”), whereby deposits made by the Plan to the contract are maintained in an account separate from MassMutual’s general investment account thereby insulating the account from liability arising out of other business activities conducted by MassMutual. The separate account invests in a diversified portfolio of fixed income securities, including corporate, mortgage backed, and government and agency bonds and may include derivative instruments. At December 31, 2025, the contract value of the Plan’s investment in the contract was $0. At December 31, 2024, the contract value of the Plan’s investment in the contract was $980,609,332.

Starting in 2025, the Plan provides a stable value separate account option to participants, referred to as the “Fresenius Stable Value Fund” and a stable value separate account option offered as an underlying investment within the target date retirement funds, referred to as the “Fresenius T. Rowe Price Income Fund Administrative Pool”, consisting of investments in underlying guaranteed investment contracts. These investment options are designed to provide a guaranteed rate of return with crediting interest rates that reset on a quarterly basis. The synthetic investment contracts held by the Plan include wrapper contracts that provide a guarantee that the credit rate will not fall below 0 percent. Cash flow volatility (for example, timing of benefit payments) as well as asset underperformance can be passed through to the Plan through adjustments to future contract crediting rates. Formulas are provided in each contract that adjusts renewal crediting rates to recognize the difference between the fair value and the book value of the underlying assets. Crediting rates are reviewed monthly for resetting. The Plan has entered into a group annuity contract with T. Rowe Price (“T. Rowe”), whereby deposits made by the Plan to the contract are maintained in an account separate from T. Rowe’s general investment account thereby insulating the account from liability arising out of other business activities conducted by T. Rowe. The separate accounts invest in a diversified portfolio of fixed income securities, including corporate, mortgage backed, and government and agency bonds and may include derivative instruments. At December 31, 2025, the contract value of the Plan’s investment in the contracts was $945,584,172.

The underlying guaranteed investment contracts held in the stable value separate accounts are synthetic guaranteed investment contracts, whereby the Plan invests in a separate account holding a diversified portfolio of fixed income securities that is supported by benefit-responsive wrap contracts and is reported at contract value. Further, the stable value separate accounts are both considered fully benefit-responsive whereby participants are permitted to make withdrawals at contract value for benefit payments, loans or transfers to other investment options.

If one of the following conditions was present it would limit the Plan’s ability to conduct transactions at contract value.

1)	Complete or partial termination of the Plan as notified by the Contractholder/Plan sponsor,
2)	Complete or partial termination of the Separate Account Guaranteed Investment Contract (SAGIC), as notified by the Contractholder/Plan sponsor,
3)	Determination by IRS that the Plan no longer meets Code Section 401(a),
4)	Breach of the SAGIC Contract by the Contractholder with inability to cure within 15 business days of breach.
5)	Market Value Event withdrawals, including but not limited to:

●	Plan’s establishment, activation or material change to a Plan investment fund; change in regulation that will have a material adverse financial effect on contractholders in the context of the SAGIC Agreement,
●	Removal or transfer of a group of employees from the Plan due to layoff, merger, early retirement package, sale or discontinuance of all or any part of the Plan sponsor’s or Affiliated Employer’s business, etc.
●	Employer directed transfer of assets from the SAGIC to any other fund.

None of the above conditions were present as of December 31, 2025.

The Plan administrator does not believe that any events that would limit the Plan’s ability to transact at contract value with the Plan participants are probable of occurring.